Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Purchases from a related party
Mo Building Material Limited (1)	-	-	425,128
Total	-	-	425,128

Dividend declared and offsetting against due from
Mr. Chi Ming Lam (2)	1,108,692	1,711,225	2,564,103
Total	1,108,692	1,711,225	2,564,103

(Repayment to) Advances from a related party
Mr. Chi Ming Lam (2 and 3)	-	1,058,733	632,648
Mr. Chi Ming Lam (2 and 3)	(1,108,692)	(2,730,449)	(2,754,955)
Total	(1,108,692)	(1,671,716)	(2,122,307)

(1)	Mo Building Material Limited is a company in which Mr. Chi Ming Lam had beneficial interest before September 2, 2022.
(2)	Mr. Chi Ming Lam was the Chief Executive Officer, director and Chairman of the Company until June 2, 2025. Effective June 2, 2025, Mr. Lam resigned from his position and is currently a director of the Company.
(3)	Represents the total advances from (payments to) Mr. Lam for the years ended March 31, 2025, 2024, and 2023 which were non-trade in nature, unsecured, interest-free and had no fixed term of repayment. As of March 31, 2025 and 2024, the amount due from Mr. Lam to the Company was nil.